Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings (loss) per share:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Weighted-average common shares	26,046	5,035
Basic earnings (loss) per share	$ 0.15	$ (0.42)
Diluted earnings (loss) per share:
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Weighted-average common shares	26,046	5,035
Weighted-average shares from convertible preferred stock	5,331
Effect of dilutive securities	4,488
Weighted-average common shares and equivalents	35,865	5,035
Diluted earnings (loss) per share	$ 0.11	$ (0.42)